Note 31 Non Controlling Interest Classified By Concept (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minority interest [Line Items]
Non-controlling interests	€ 4,853	€ 5,471	€ 6,201
BBVA Garanti [Member]
Minority interest [Line Items]
Non-controlling interests	2,851	3,692	4,240
Peru BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	1,212	1,171	1,334
Argentina BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	557	416	422
Colombia BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	76	70	76
Venezuela BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	70	65	71
Other entities BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	€ 87	€ 56	€ 57